Segment information - Property, plant and eqiupment by geograhical location (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment by geographical location
Property, plant and equipment	$ 6,523,403	$ 5,687,357	$ 3,903,818
United States
Property, plant and equipment by geographical location
Property, plant and equipment	45	69	95
Europe
Property, plant and equipment by geographical location
Property, plant and equipment	137,778	125,339	5
Asia
Property, plant and equipment by geographical location
Property, plant and equipment	117	97	122
Hong Kong
Property, plant and equipment by geographical location
Property, plant and equipment	2,618	2,839	3,040
Mainland China
Property, plant and equipment by geographical location
Property, plant and equipment	$ 6,382,845	$ 5,559,013	$ 3,900,556